Business Developments (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, Rp in Billions											3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2017 JPY (¥) ¥ / shares		Dec. 29, 2017 IDR (Rp)	Oct. 02, 2017 JPY (¥)	Oct. 04, 2016 JPY (¥)	Oct. 03, 2016 JPY (¥)	Sep. 12, 2016 JPY (¥)	Apr. 30, 2016 JPY (¥)	Apr. 01, 2016 JPY (¥)	Dec. 11, 2015 JPY (¥)	Mar. 31, 2018 JPY (¥) Offices	Sep. 30, 2018	Mar. 31, 2017 JPY (¥)	Dec. 29, 2017 Rp / shares	Dec. 26, 2017	May 15, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
Business Developments [Line Items]
Goodwill, recorded on acquisition											¥ 441,334		¥ 450,143				¥ 454,375
Liability recognized in Other liabilities											7,407,413		6,755,165
Reduction in Noncontrolling interests											(675,633)		(779,176)
Reduction in Capital surplus											(5,740,165)		(5,956,644)
Increase in Accumulated other comprehensive income, net of taxes											¥ 2,477,315		2,281,423				¥ 2,301,259
Mitsubishi UFJ Fund Services' Acquisition of UBS Global Asset Management's Alternative Fund Services Business [Member]
Business Developments [Line Items]
Business acquisition in cash										¥ 24,601
Goodwill, recorded on acquisition										2,732
Intangible assets, recorded on acquisition										¥ 7,622
Measurement period adjustment for goodwill applied to the acquisition date fair value
Measurement period adjustment for intangible assets, other than goodwill, applied to the acquisition date fair value
MUFG Bank's Acquisition of Security Bank Corporation's Shares [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage									20.00%
Equity interest for acquisition									¥ 91,993
Mitsubishi UFJ Trust and Banking's Acquisition of Capital Analytics II LLC [Member]
Business Developments [Line Items]
Ownership acquired, in percentage								100.00%
Business acquisition in cash								¥ 4,494
Goodwill, recorded on acquisition								2,858
Intangible assets, recorded on acquisition								¥ 1,388
Measurement period adjustment for goodwill applied to the acquisition date fair value													¥ (115)
Krungsri's Acquisition of Hattha Kaksekar Limited [Member]
Business Developments [Line Items]
Ownership acquired, in percentage							100.00%
Business acquisition in cash							¥ 15,703
Goodwill, recorded on acquisition							8,280
Intangible assets, recorded on acquisition							¥ 476
MUFG's Acquisition of Hitachi Capital Corporation's Shares [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage						23.00%
Equity interest for acquisition						¥ 91,877
Mitsubishi UFJ Trust and Banking's Acquisition of Rydex Fund Services, LLC [Member]
Business Developments [Line Items]
Ownership acquired, in percentage					100.00%
Business acquisition in cash					¥ 17,431
Goodwill, recorded on acquisition					5,232
Intangible assets, recorded on acquisition					¥ 11,507
Mitsubishi UFJ NICOS becomes a Wholly-Owned Subsidiary of MUFG [Member]
Business Developments [Line Items]
Ownership acquired, in percentage				15.02%
Business acquisition in cash				¥ 50,000
Liability recognized in Other liabilities																¥ 50,000
Reduction in Noncontrolling interests																15,390
Reduction in Capital surplus																34,751
Increase in Accumulated other comprehensive income, net of taxes																¥ 141
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Number of offices in Indonesia | Offices											1,800
Description of strategic investment											Will be executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction will result in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
Equity interest after acquisition, in aggregated percentage	19.90%		19.90%
Price per share paid in Step 1 | (per share)	¥ 70	[1]												Rp 8,323
Investment amount paid in Step 1	¥ 133,000	[1]	Rp 15,875
Description of Calculation basis	A price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.		A price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.
Price book-value ratio	2.0													2.0
Exchange rate of IDR	0.0084													0.0084
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Minimum [Member]
Business Developments [Line Items]
Final equity interest expected upon the completion of proposed transactions															73.80%
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Estimates and Forecasts [Member]
Business Developments [Line Items]
Additional equity interests acquired, in percentage												20.10%
Equity interest after acquisition, in aggregated percentage												40.00%

[1]	Calculated based on the exchange rate of IDR1 = ¥0.0084